Income Taxes:	12 Months Ended
Dec. 31, 2011
Income Taxes:

Note 9—Income Taxes:

Temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes (net operating loss carry-forwards) give rise to the Company’s deferred income taxes. The components of the Company’s deferred tax assets as of December 31, 2011 and 2010 are as follows:

	Federal	State	Total
Deferred tax assets—2011:
Net operating loss carry forwards	$681,100	$103,200	$784,300
Organization costs	230,000	39,500	269,500
Compensation	2,631,000	451,400	3,082,400

	3,542,100	594,100	4,136,200
Deferred tax liabilities—depreciation	(84,100)	(800)	(84,900)

Total deferred tax assets	3,458,000	593,300	4,051,300
Valuation allowance	(3,458,000)	(593,300)	(4,051,300)

Net deferred tax assets	$—	$—	$—

	Federal	State	Total
Deferred tax assets—2010:
Organization costs	$2,400	$400	$2,800

Total deferred tax assets	2,400	400	2,800
Valuation allowance	(2,400)	(400)	(2,800)

Net deferred tax assets	$—	$—	$—

As the ultimate realization of the potential benefits of the Company’s deferred tax assets is considered unlikely by management, the Company has offset the deferred tax assets attributable to those potential benefits through valuation allowances. Accordingly, the Company did not recognize any benefit from income taxes in the accompanying financial statements of operations to offset its pre-tax losses. The valuation allowance increased $4,045,700 in 2011 and $2,800 in 2010. At December 31, 2011, the Company has federal and state net operating loss carry forwards of approximately $2,000,000 and $1,700,000 which will expire in 2031 and 2021, respectively. Pursuant to the Internal Revenue Code, Sections 382 and 383, use of the Company’s net operating loss and credit carry forward could be limited if a cumulative change in ownership of more than 50% occurs within a three-year period.

The provision (credit) for income taxes in the accompanying statements of operations differs from the amount calculated by applying the statutory income tax rate to income (loss) from continuing operations before income taxes. The primary components of such differences are as follows as of December 31:

	2011	2010
Tax computed at the federal statutory rate	$(3,479,000)	$(2,400)
State taxes	(593,800)	(400)
Permanent items	24,300	—
Change in valuation allowance	4,048,500	2,800

Total provision	$—	$—